Net Loss Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (1,657,877)	$ (4,006,013)
Basic shares:
Weighted-average common shares outstanding	39,169,196	38,937,210
Diluted shares:
Weighted-average shares used to compute basic net loss per share	39,169,196	38,937,210
Weighted-average shares used to compute diluted net loss per share	39,169,196	38,937,210
Net loss per share:
Basic	$ (0.04)	$ (0.10)
Diluted	$ (0.04)	$ (0.10)